Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2022
Fidelity Advisor Asset Manager 50% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	3.24%
Past 5 years	8.35%
Past 10 years	7.63%
Fidelity Advisor Asset Manager 50% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.42%
Past 5 years	7.25%
Past 10 years	6.39%
Fidelity Advisor Asset Manager 50% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.19%
Past 5 years	6.23%
Past 10 years	5.71%
Fidelity Advisor Asset Manager 50% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	7.73%
Past 5 years	8.80%
Past 10 years	7.62%
Fidelity Advisor Asset Manager 50% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	5.41%
Past 5 years	8.58%
Past 10 years	7.62%
Fidelity Advisor Asset Manager 50% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	9.84%
Past 5 years	9.94%
Past 10 years	8.56%
Fidelity Advisor Asset Manager 50% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	9.97%
Since Inception	10.35%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0001
Average Annual Return:
Past 1 year	9.11%
Past 5 years	9.45%
Past 10 years	8.29%

[1]	A From October 2, 2018